15 Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Schedule of trade and other receivables
	2020 £’000	2019 £’000	2018 £’000
Trade receivables	95	22	89
Prepayments	258	151	139
Other receivables	219	3,444	1,564
Total trade and other receivables	572	3,617	1,792
Less: non-current portion (rental deposit and on bond)	–	(2,625)	(469)
Current portion	572	992	1,323